Impairment losses of financial assets (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Impairment losses of financial assets
Loss on impairment adjustment of loans and advances to customers	R$ (461,835)	R$ (275,013)	R$ (1,241,654)	R$ (848,610)
Gain on recovery of loans and advances previously written off	40,180	13,533	86,453	29,253
Others impairment losses on financial assets	13,756	(1,633)	(1,939)	834
Impairment loss on financial assets	R$ (407,899)	R$ (263,113)	R$ (1,157,140)	R$ (818,523)